Note 18 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
(18)	New Accounting Standards Not Yet Adopted

There are no new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company’s financial position, operating results or financial statement disclosures.